Notes Payable, Stockholders: Schedule of Notes Payable (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes payable, stockholders	$ 0	$ 0	$ 100,000
Note Payable 1
Notes payable, stockholders	$ 0	0	50,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016
Note Payable 2
Notes payable, stockholders	$ 0	$ 0	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016